Subsequent Events	3 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 8 — SUBSEQUENT EVENTS The Company has issued $0.75 million in Group F Convertible Notes (see Note 4) through April 22, 2024. These notes carry a 6% interest rate and mature on October 31, 2024.